Retirement Benefit Plans (Schedule Of Defined Benefit Plans And Postretirement Benefit Plans) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (cost of benefits earned during the year)	$ 7	$ 23	$ 39
Interest cost on benefit obligations	51	61	75
Expected return on plan assets	(68)	(68)	(58)
Amortization of Actuarial losses	31	47	56
Amortization of Prior service cost (benefit)			1
Defined benefit plan benefit cost before curtailments, settlements and special terminations	21	63	113
Settlement losses	56	56	111
Special terminations benefits and curtailment losses (gains)	8	3	28
Total expense	85	122	252
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (cost of benefits earned during the year)	1	2	8
Interest cost on benefit obligations	14	17	24
Amortization of Actuarial losses	8	4	2
Amortization of Prior service cost (benefit)	(20)	(20)	(4)
Defined benefit plan benefit cost before curtailments, settlements and special terminations	3	3	30
Special terminations benefits and curtailment losses (gains)	(1)	(3)	(9)
Total expense	$ 2		$ 21